INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES
Schedule of preferential tax rates

	2010	2011	2012
ADF Navigation	12.5%	12.5%	12.5%
AutoNavi Software*	10%	15%	15%
AutoNavi Technology	7.5%	7.5%	7.5%
MapABC Technology	15%	15%	15%
Xingtiandi Technology	15%	15%	15%
AutoNavi Xiamen	15%	15%	15%
PDAger	15%	15%	15%

*                         On February 21, 2011, AutoNavi Software was qualified as a “key software company” and therefore was entitled to a preferential tax rate of 10% for 2010.

Schedule of income tax expenses from continuing operations
	Year ended December 31,
	2010	2011	2012
Income tax expenses:
Current	4,222	5,972	7,998
Deferred	(181)	(886)	(784)
Total	4,041	5,086	7,214

Schedule of principal components of deferred income taxes

	December 31,
	2011	2012
Current deferred tax assets
Accrued expense	1,214	1,540
Allowance for doubtful accounts	141	298
Current deferred tax assets	1,355	1,838
Non-current deferred tax assets
Net operating loss carry forwards	845	256
Less: valuation allowance	(621)	(106)
Non-current deferred tax assets, net	224	150
Deferred tax assets, net	1,579	1,988
Non-current deferred tax liabilities
Acquired intangible assets, net	1,345	966
Deferred tax liabilities	1,345	966

Schedule of reconciliation between the provision for income tax computed by applying statutory PRC enterprise income tax rate of 25%, and the actual provision of income taxes from continuing operations

	For the year ended December 31,
	2010	2011	2012
Net income before provision for income taxes	24,473	44,116	46,176
Statutory tax rate in PRC	25%	25%	25%
Income tax at statutory tax rate	6,118	11,029	11,544
Non-deductible expenses	676	643	823
Super deductions of R&D expenses	(1,058)	(1,323)	(1,139)
Change in valuation allowance	—	621	(11)
Effect of the different income tax rates in other jurisdictions	1,529	563	2,583
Effect of tax holiday and preferential tax rates	(3,224)	(6,447)	(6,586)
Income tax expenses	4,041	5,086	7,214
Effective tax rate	16.51%	11.53%	15.62%

Schedule of income tax expense and earnings per share amounts if the Group's subsidiaries in the PRC were neither in a tax holiday period nor had they been specifically allowed special tax concessions
	For the year ended December 31,
	2010	2011	2012
Provision for income taxes	7,265	11,533	13,800
Net income per ordinary share-basic	0.09	0.16	0.16
Net income per ordinary share-diluted	0.09	0.15	0.15